Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,268,033
Proposed Maximum Offering Price per Unit	70.41
Maximum Aggregate Offering Price	$ 89,282,203.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,669.11
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registrant's Registration Statement on Form S-3 (File No. 333-289398) on August 8, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($73.80) and low ($67.02) sales price of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market on August 20, 2025.